Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2014	$ 5,987	$ 764	$ 23,255	$ 460	$ (278)	$ 182	$ (18,214)
Loss for the year	(19,867)	0	0	0	0	0	(19,867)
Other comprehensive loss	(1,484)	0	0	0	(128)	(128)	(1,356)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(21,351)	0	0	0	(128)	(128)	(21,223)
Capital contribution	75,823	915	77,286	(2,378)	0	(2,378)	0
Share issuance costs	(1,433)	0	(1,433)	0	0	0	0
Issuance of non-voting shares	15	15	489	(489)	0	(489)	0
Acquisition of license	2,366	0	0	2,366	0	2,366	0
Share-based remuneration	3,268	0	0	3,268	0	3,268	0
Ending Balance at Dec. 31, 2015	64,675	1,694	99,597	3,227	(406)	2,821	(39,437)
Loss for the year	(30,202)	0	0	0	0	0	(30,202)
Other comprehensive loss	(682)	0	0	0	(83)	(83)	(599)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(30,884)	0	0	0	(83)	(83)	(30,801)
Issuance of shares - IPO		26	2,366
Share issuance costs	(33)	0	(33)	0	0	0	0
Issuance of non-voting shares	20	20	675	(675)	0	(675)	0
Acquisition of license	26	26	2,366	(2,366)	0	(2,366)	0
Share-based remuneration	2,237	0	0	2,237	0	2,237	0
Offset of accumulated losses with share	0	0	(30,639)	0	0	0	30,639
Ending Balance at Dec. 31, 2016	36,041	1,740	71,966	2,423	(489)	1,934	(39,599)
Loss for the year	(66,926)	0	0	0	0	0	(66,926)
Other comprehensive loss	(142)	0	0	0	0	0	(142)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(67,068)	0	0	0	0	0	(67,068)
Issuance of shares - IPO	96,750	496	96,254	0	0	0	0
Issuance of shares - PIPE	60,000	592	59,408	0	0	0	0
Issuance of shares - Incentive Plan	36	36	3,671	(3,671)	0	(3,671)	0
Share issuance costs	(11,964)	0	(11,964)	0	0	0	0
Share-based remuneration	8,856	0	0	8,856	0	8,856	0
Ending Balance at Dec. 31, 2017	$ 122,651	$ 2,864	$ 219,335	$ 7,608	$ (489)	$ 7,119	$ (106,667)